Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement Of Stockholders Equity [Abstract]
Dividends per common share	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.30	$ 0.30	$ 0.18